Accounting Policies - Hyperinflationary Economies (Details)	12 Months Ended
	Dec. 31, 2019 ves / $ Bs. / $ $ / $	Dec. 31, 2018 ves / $ Bs. / $ $ / $	Dec. 31, 2017 Bs. / $
Disclosure of geographical areas [line items]
Exchange rate as of closing date of period (per USD) | ves / $	68,448	7,608
Venezuela
Disclosure of geographical areas [line items]
Inflation rate (as a percent)	9585.50%	2106600.60%	2874.10%
Exchange rate as of closing date of period (per USD) | Bs. / $	68,448	7,608	36,115
Argentina
Disclosure of geographical areas [line items]
Exchange rate as of closing date of period (per USD) | $ / $	67.26	43.30
Cumulative index rate (as a percent)	283.44%	184.85%
Annual index rate (as a percent)	53.00%	48.00%